PROPERTY, PLANT AND EQUIPMENT (Details 8) - Aircraft	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under financial leases	92	60
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	NEO
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200ER
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	800
Becacina Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Caiquen Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300F
Number of aircraft under financial leases		1
Cisne Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	2	2
Conure Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2	2
Flamenco Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 1 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 2 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 3 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Garza Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Jilguero Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	3	3
Loica Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2	2
Loica Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	2	2
Mirlo Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
NBB Rio de Janeiro Lease CO and Brasilia Lease LLC (BBAM) [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
NBB Sao Paulo Lease CO. Limited (BBAM) [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
Osprey Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases		8
Patagon Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	3	3
Petrel Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases		1
Pochard Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	2	2
Quetro Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases		3
SG Infraestructure Italia S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
SL Alcyone LT D (Showa) [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
Torcaza Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	8	8
Tricahue Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	3	3
Wacapou Leasing S.A [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
777 Components Leasing. LLC [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	Rotables
Number of aircraft under financial leases	1
Amendoeira Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Angelim Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2
Angelim Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Airbus A321-NEO [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2
Araucaria Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1
Azalea Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1
Bandurria Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	4	4
Bandurria Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	3	3
Chucao Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	2
Figueira Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1
Fragata Leasing LLC [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	800
Number of aircraft under financial leases	1
Golondrina Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	4
Imbuia Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1
Jacaranda Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1
Jatoba Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Massaranduba Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2
Massaranduba Leasing Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	3
Mogno Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Pau Brasil Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Rolls Royce Leasing Limited [Member] | Motor [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	TRENTXWB
Number of aircraft under financial leases	1
Sibipiruna Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2
Tagua Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	9
TiuqueLeasingLimited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	5
TiuqueLeasingLimited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1
Wells Fargo Trust Company, N.A. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases		1
Ype Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1